UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21280 _____________________________________________________

BlackRock Preferred Opportunity Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred Opportunity Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Preferred Opportunity Trust (BPP)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—143.6%
			Preferred Securities—51.4%
			Automotive—0.2%
Baa1	34,000		General Motors Corp.	$ 873,800

			Consumer Products—0.4%
BBB-	20,000	[2]	Dairy Farmers of America Inc.	2,075,000

			Energy—3.9%
A-	45,200		Apache Corp., Ser. B	4,757,300
BBB+	900		Central Maine Power Co.	54,621
BB+	5,000		Devon Energy Corp., Ser. A	526,250
B-	115,000		Hanover Compressor Cap. Trust	5,462,500
BBB-	275,000		Nexen Inc. (Canada)	7,353,500

				18,154,171

			Financial Institutions—29.7%
A3	600	[2]	ABN Amro NA Inc.	630,000
A	231,000	[2]	Banco Santander Central Hispano SA (Spain)	5,733,420
A2	30,000	[2]	Banesto Hldgs. Ltd., Ser. A (Bailiwick of Guernsey)	931,875
A-	100,000		Bear Stearns Co. Inc., Ser. E	5,200,000
B+	60,000		Chevy Chase Preferred Cap. Corp., Ser. A	3,465,600
A3	23,600		Citigroup Cap. I (CORTS)	606,520
AA	70,000		Citigroup Cap. VI	1,767,500
AA	40,000		Citigroup Cap. X	993,600
BB	80,000		Colonial Cap. Trust IV	2,140,000
Aa3	23,400		Credit Suisse First Boston, Inc. (SATURNS)	597,985
BBB+	137,500		Everest Re Cap. Trust	3,742,585
BBB+	30,000		Everest Re Cap. Trust II, Ser. B	704,100
AA	15,200		Financial Security Assurance Holdings Ltd.	364,344
BBB-	277,200		First Republic Bank	6,957,720
BBB-	120,000		First Republic Preferred Cap. Corp.	3,024,000
Aa3	85,000		Fleet Cap. Trust VII	2,227,000
Aa3	26,100		Fleet Cap. Trust VIII	686,691
Aa3	42,000		Goldman Sachs Group, Inc., The (CORTS)	1,037,400
A1	82,450		Goldman Sachs Group, Inc., The (CORTS)	2,028,270
A-	637,037		ING Groep NV (Netherlands)	16,922,323
A1	80,000		JP Morgan Chase Cap. XII	2,014,400
A3	117,200		KeyCorp Cap. V	2,838,444
A2	263,400		Lehman Brothers Holdings Cap. Trust III, Ser. K	6,585,000
A2	90,000		Lehman Brothers Holdings Cap. Trust IV, Ser. L	2,259,000
A2	146,500		Lehman Brothers Holdings Cap. Trust V, Ser. M	3,508,675
A-	31,100		Lehman Brothers Holdings, Inc., Ser. D	1,548,780
A1	20,000		Merrill Lynch Preferred Cap. Trust III	527,500
A1	86,900		Merrill Lynch Preferred Cap. Trust V	2,341,086
A+	337,000		Morgan Stanley Cap. Trust III (PPLUS)	8,340,750
BBB-	7,200		News Corp. Ltd., The, Ser. 9, Class 1 (CORTS)	189,720
A	209,400		Partnerre Ltd., Ser. C (Bermuda)	5,325,042
BBB	79,385		Phoenix Cos Inc., The	2,021,142
BBB+	18,400		PLC Cap. Trust IV	485,576
			Renaissancere Holdings Ltd. (Bermuda)
BBB+	271,725		Ser. B	7,187,126
BBB+	240,000		Ser. C	5,659,200
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C	3,000,000
			Safeco Cap. Trust I,
Baa2	56,500		(CORTS)	1,607,487
Baa2	23,600		(SATURNS)	634,271
A-	5,000		SLM Corp., Ser. A	286,563
BBB-	12,600		Sprint Corp., Ser. 17, Class A1 (CORTS)	313,740
BBB-	103,439		Structured Repackaged Asset-Backed Trust Securities	2,482,536
A2	60	[2]	Union Planters Preferred Funding Corp.	6,420,000
BBB	11,100		Valero Energy Corp. (PPLUS)	280,622

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—(continued)
A2	271,200		Wachovia Preferred Funding Corp., Ser. A	$ 7,441,050
Baa1	5,200		Washington Mutual Cap. I (CORTS)	137,475
BBB+	13,500		XL Cap. Ltd., Ser. A (Cayman Islands)	368,820
Baa1	143,865		Zions Cap. Trust	3,920,321
Baa2	2,000	[2]	Zurich Regcaps Funding Trust	2,082,000

				139,567,259

			Media—2.4%
BBB+	253,100		AOL Time Warner, Inc., Ser. A-1 (CABCO)	6,643,875
BBB-	110,000		Comcast Corp.	4,806,560

				11,450,435

			Real Estate—12.6%
			AMB Property Corp.,
BBB	80,000		Ser. L	1,980,000
BBB	170,000		Ser. M	4,267,000
BBB-	225,000		BRE Properties, Ser. C	5,562,000
BBB-	78,888		CarrAmerica Reality Corp., Ser. E	2,087,376
BBB-	120,000		Developers Diversified Reality Co.	3,041,256
			Duke Reality Corp.,
BBB	90,000		Ser. J	2,241,900
BBB	150,000		Ser. K	3,681,000
BBB	100,000		Equity Residential, Ser. N	2,303,125
BBB+	255,000		Kimco Reality Corp., Ser. F	6,558,294
BBB+	255,200		NB Cap. Corp.	7,071,592
BBB	324,000		Regency Centers Corp.	8,596,141
Aa3	30	[2]	Sun Trust Real Estate Investment Corp.	3,852,832
A-	320,000		Weingarten Reality Investors, Ser. D	8,240,000

				59,482,516

			Telecommunication—2.2%
BBB+	8,000	[2]	Centaur Funding Corp. (Cayman Islands)	10,186,800

			Total Preferred Securities	241,789,981

	Principal
	Amount
	(000)

			Trust Preferred Securities—51.4%
			Energy—4.5%
BBB	$ 10,000		ComEd Financing III, 6.35%, 3/15/33	10,010,200
BB+	3,000		HL&P Cap. Trust II, Ser. B, 8.257%, 2/01/37	3,126,870
BBB-	4,655		K N Cap. Trust III, 7.63%, 4/15/28	5,110,450
Ba1	3,000		Puget Sound Energy Cap. Trust I, Ser. B, 8.231%, 6/01/27	3,135,660

				21,383,180

			Financial Institutions—43.3%
A+	12,000		Abbey National Cap. Trust I, 8.963%, 12/29/49	15,893,040
BBB+	11,000		ACE Cap. Trust II, 9.70%, 4/01/30	15,125,550
Ba2	3,000		AFC Cap. Trust I, Ser. B, 8.207%, 2/03/27	3,019,500
A2	6,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,145,140
A2	5,000	[2]	Anz Cap. Trust I, 5.36%, 12/29/49	5,039,660
BBB-	6,000		Aon Cap. A, 8.205%, 1/01/27	6,851,340
BBB	5,000		Astoria Cap. Trust 1, Ser. B, 9.75%, 11/01/29	6,013,900
A-	9,774		AXA SA, 7.10%, 5/29/49 (France)	10,072,362
A1	4,600		Bank One Cap. III, 8.75%, 9/01/30	6,108,432
A+	3,557		BNP Paribas Cap. Trust V, 7.20%, 12/31/49	3,734,850
A2	3,000	[2]	CBA Cap. Trust I, 5.805%, 12/31/49	3,077,370
A1	2,623		Chase Cap. I, Ser. A, 7.67%, 12/01/26	2,837,367
BBB-	1,100		Colonial Cap. Trust II, Ser. A, 8.92%, 1/15/27	1,212,574
AA-	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49 (Luxembourg)	3,116,250
A+	4,500	[2]	Deutsche Bank Cap. Funding, 7.872%, 12/29/49	5,162,130
A3	3,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	3,527,760
Baa2	1,100		FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,192,851

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(continued)
A3	$ 5,000		Greenpoint Cap. Trust I, 9.10%, 6/01/27	$ 5,869,600
AA-	5,000		HBOS Cap. Funding LP, 6.85%, 3/29/49 (United Kingdom)	5,084,375
A1	11,000	[2]	HSBC Cap. Funding LP, 10.176%, 12/29/49 (Bailiwick of Jersey)	16,800,256
BBB-	1,400		HUBCO Cap. Trust I, Ser. B, 8.98%, 2/01/27	1,584,170
BBB-	3,000		HUBCO Cap. Trust II, Ser. B, 7.65%, 6/15/28	3,130,800
BBB+	3,000	[2]	HVB Funding Trust, 8.741%, 6/30/31	3,642,390
A1	769		JPM Cap. Trust I, 7.54%, 1/15/27	820,729
A1	1,000		JPM Cap. Trust II, 7.95%, 2/01/27	1,113,518
BB+	1,145		Markel Cap. Trust I, Ser. B, 8.71%, 1/01/46	1,236,199
Aa3	1		Morgan Stanley, zero coupon, 3/01/33 (PPLUS)	33,881
A3	3,000		North Fork Cap. Trust II, 8.00%, 12/15/27	3,347,940
BBB+	5,000		Old Mutual Cap. Funding, 8.00%, 5/29/49	5,144,662
BB+	4,200		Provident Financing Trust I, 7.405%, 3/15/38	3,675,000
Baa1	13,000		RBS Cap. Trust, 6.80%, 12/31/49 (United Kingdom)	13,364,033
A+	7,500	[2]	Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49 (Canada)	8,583,825
			Swedish Export Credit Corp. (Sweden)
AA-	11,237		5.40%, 6/27/33	10,334,485
AA-	1,000	[2]	6.375%, 10/29/49	985,200
A+	7,270		Transamerica Cap. III, 7.625%, 11/15/37	8,168,354
BBB-	5,000	[2]	Webster Cap. Trust I, 9.36%, 1/29/27	5,734,750
A-	6,000	[2]	Zurich Cap. Trust I, 8.376%, 6/01/37	6,897,060

				203,681,303

			Real Estate—2.4%
BB+	8,000	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,340,040

			Telecommunications—1.2%
BBB-	5,000		TCI Communications Financing III, 9.65%, 3/31/27	5,820,650

			Total Trust Preferred Securities	242,225,173

			Corporate Bonds—40.1%
			Automotive—1.3%
B+	3,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,977,500
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,220,500

				6,198,000

			Basic Material—1.1%
B	1,500		Caraustar Industries, Inc., 9.875%, 4/01/11	1,605,000
B+	3,000		Lyondell Chemical Co., 11.125%, 7/15/12	3,465,000

				5,070,000

			Conglomerates—2.5%
B	3,000		Trimas Corp., 9.875%, 6/15/12	3,120,000
BBB+	8,000		Tyco Intl. Group SA, 5.80%, 8/01/06 (Luxembourg)	8,377,432

				11,497,432

			Consumer Products—2.9%
BB+	8,000		Delhaize America Inc., 8.125%, 4/15/11	9,185,120
B-	1,000	[2]	Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,050,000
B+	3,000		Stoneridge, Inc., 11.50%, 5/01/12	3,405,000

				13,640,120

			Containers & Glass—0.7%
B+	3,000		Crown European Holdings SA, 9.50%, 3/01/11 (France)	3,345,000

			Ecological Services & Equipment—0.5%
B+	2,348		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	2,471,270

			Energy—4.6%
B	3,000		AES Corp., 8.875%, 2/15/11	3,352,500
BBB	5,450		Dominion Resources Cap. Trust III, 8.40%, 1/15/31	6,593,519
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,292,500
B	2,250	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,579,062
B2	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,694,875
B+	2,000		Williams Cos, Inc., 8.125%, 3/15/12	2,300,000

				21,812,456

			Entertainemt & Leisure—0.2%
Ba3	763		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	785,890

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—21.6%
AA+	$ 13,000	[2,3]	American General Institute Cap. A, 7.57%, 12/01/45	$ 15,885,870
Aa3	14,000	[2]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	15,412,068
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,067,500
B+	3,375	[2]	E*Trade Financial Corp., 8.00%, 6/15/11	3,510,000
BB	5,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	4,600,000
BBB	11,500		First Midwest Cap. Trust I, Ser. B, 6.95%, 12/01/33	12,233,700
A3	5,000		Ford Motor Credit Co., 6.50%, 1/25/07	5,298,800
A1	8,000		Goldman Sachs Group, Inc., 6.345%, 2/15/34	8,034,480
BBB-	5,000		Kingsway America, Inc., 7.50%, 2/01/14	5,147,250
AAA	7,399		Lloyds Bank Ltd., 6.90%, 11/22/49	7,680,886
BB	692		Midland Funding Corp. II, Ser. A, 11.75%, 7/23/05	740,164
A	8,000		Prudential, 6.50%, 6/29/49	7,776,000
B	2,400	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	2,561,352
Baa1	4,000		Resparcs Funding LP, 8.00%, 12/30/49 (United Kingdom)	4,158,000
AAA	4,483		Structured Asset Receivable Trust, 1.649%, 10/21/04	4,467,183
A2	3,000	[2]	Westpac Cap. Trust IV, 5.256%, 12/29/49	2,877,120

				101,450,373

			Health Care—0.6%
B-	3,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	3,007,500

			Media—1.3%
B	1,950		Dex Media East, LLC, 12.125%, 11/15/12	2,413,125
B1	696		PEI Holdings Inc., 11.00%, 3/15/10	807,360
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,730,000

				5,950,485

			Publishing—0.7%
BB-	3,000		Cenveo Corp., 9.625%, 3/15/12	3,307,500

			Telecommunication—0.4%
BB	2,000	[2]	Qwest Corp., 7.875%, 9/01/11	2,080,000

			Transportation—1.7%
BB-	3,000		Hornbeck Offshore Services, Inc., 10.625%, 8/01/08	3,315,000
B3	2,500		Railamerica Transportation Corp., 12.875%, 8/15/10	2,856,250
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,967,300

				8,138,550

			Total Corporate Bonds	188,754,576

			Foreign Government Bonds—0.7%
Baa2	3,000		United Mexican States, 8.00%, 9/24/22	3,394,500

			Total Long-Term Investments (cost $641,637,590)	676,164,230

			SHORT-TERM INVESTMENTS—11.0%
			U.S. Government and Agency Securities—11.0%
	11,500	[4]	Federal Home Loan Bank, 1.65%, 10/01/04	11,500,000
	27,839	[4]	U.S. Treasury Bonds, 1.50%, 10/01/04	27,838,600
			U.S. Treasury Notes,
	1,345	[4]	1.35%, 10/08/04	1,345,025
	5,589	[4]	1.50%, 10/01/04	5,589,000
	5,369	[4]	1.59%, 10/01/04	5,368,750

			Total Short-Term Investments (cost $51,641,375)	51,641,375

			Total investments before investments sold short (cost $693,278,965)	727,805,605

			INVESTMENTS SOLD SHORT—(8.4%)
	(25,540)		U.S. Treasury Bonds, 5.375%, 2/15/31	(27,355,639)
			U.S. Treasury Notes,
	(1,340)		4.00%, 2/15/14	(1,329,735)
	(5,400)		4.25%, 11/15/13	(5,470,038)
	(5,000)		4.75%, 5/15/14	(5,250,000)

			Total Investments Sold Short (proceeds $39,141,521)	(39,405,412)

			Total investments, net of investments sold short—146.2%	$ 688,400,193
			Other assets in excess of liabilities—0.7%	3,295,844
			Preferred shares at redemption value, including dividends payable—(46.9%)	(220,838,415)

			Net Assets—100%	$ 470,857,622

BlackRock Preferred Opportunity Trust (BPP) (continued)

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 32.9% of its net assets, with a current market value of $154,802,980, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

KEY TO ABBREVIATIONS

CABCO	—	Corporate Asset Backed Corporation	PPLUS	—	Preferred Plus
CORTS	—	Corporate Backed Trust Securities	SATURNS	—	Structured Asset Trust Unit Repackagings

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Preferred Opportunity Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004